Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abarkdisinno-20170426_SupplementTextBlock

American Beacon ARK Disruptive Innovation Fund

Supplement dated April 26, 2017
to the
Prospectus and Statement of Additional Information dated January 27, 2017

The information below supplements the Prospectus and Statement of Additional Information, each dated January 27, 2017

Effective immediately, the Prospectus and Statement of Additional Information are amended to reflect that the name of American Beacon ARK Disruptive Innovation Fund has changed to American Beacon ARK Transformational Innovation Fund.